RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

24. RELATED PARTY TRANSACTIONS

a.             Transactions

The Group entered into the following transactions with related parties:

	Years ended December 31,
Transactions	2011	2012	2013
	RMB	RMB	RMB
Receipt of property management services from one school founded by the principal of Shuyang K-12	1,800	—	—
Receipt of property management services from the former shareholder of Changsha K-12	7,470	—	—
Receipt of rental services from subsidiary of former shareholder of Shenyang Universe High School	1,100	1,100	1,100
Sales of software and providing services to former shareholder of Jinan WR Career Enhancement	6,800	—	—
Borrowings from General Manager of College Segment-Gao Shoubai (note i)	—	—	3,960
Borrowings from Vice President -Huang Senlei (note i)	—	—	3,400
Others	1,627	514	5

Note (i): Having been suffering Due to the shortage of working capital, the Company borrowed funds from the two of management personnel, being Gao Shoubai and Huang Senlei. The borrowing of RMB 2,000 from Gao Shoubai was with a maturity date on February 7, 2014 and noninterest bearing; RMB 1,960 was with a maturity date on December 8, 2013 and bearing interest at 24% per annum. The borrowing from Huang Senlei was with a maturity date on September 5, 2013 and bearing interest at 24% per annum. The borrowings are overdue and still outstanding as of December 31, 2013.

b.             The Group had the following balances with related parties:

	Amounts due from related parties		Amounts due to related parties
	As of December 31,		As of December 31,
Relationship	2012	2013	2012	2013
	RMB	RMB	RMB	RMB
Subsidiary of the minority shareholder of Taishidian Holding	500	—	—	—
Vice President -Huang Senlei (above note i)	—	—	—	3,400
Subsidiary of former shareholder of Shenyang Universe High School (Current minority shareholder of Shenyang Universe High School)	—	—	3,575	4,675
General Manager of College Segment-Gao Shoubai (above note i)	—	—	—	3,960
Former shareholder of Genesis Career Enhancement (Current minority shareholder of Shandong Genesis Career Enhancement)	—	—	636	—
	500	—	4,211	12,035

c.              Principal shareholder transaction

On October 26, 2011,Dr Jin Huang, chief executive officer of the Company, and holder of more than 10% interest in the voting power of the Company, entered into a participation agreement with, among others, the Baring Asia Private Equity Fund V., L.P. (the “Participation Agreement”). Pursuant to this agreement, Campus Holdings Limited (“Campus”), an affiliate to the Baring Asia Private Equity Fund V., L.P., agreed to invest up to US$ 50.0 million to purchase Class A Shares of the Company through a series of private transactions and on the open market through purchases of American Depositary Shares.

The return on the investment in Class A Shares as contemplated by the Participation Agreement will be shared between Campus and Dr. Huang after Campus has received a minimum return on its investment following the occurrence of agreed transfer events. Dr. Huang’s share of such return will be dependent on the portfolio values of the Class A Shares acquired by Campus plus the value of all other property delivered as a dividend or other distribution on such Class A Shares (the “Portfolio Value”) expressed as a multiple of Campus’ net investment amount as set forth in the Participation Agreement and can be paid to Dr. Huang in cash, in Class A Shares or a combination of cash and Class A Shares.

To secure Campus’ obligations under the Participation Agreement, Campus entered into a charge (the “Campus Share Charge”) in favor of Spin-Rich Ltd (“Spin-Rich”), a British Virgin Islands company that is wholly owned by Dr. Jin Huang, the president and chief executive officer of the Company, over 1,818,182 Class A Shares that Campus may acquire from time to time after the date of the Campus Share Charge to secure Campus’ obligations under the Participation Agreement, including, without limitation, Campus’ obligations to share with Dr. Huang its investment return on the Class A Shares in accordance with the terms of the Participation Agreement. Spin-Rich in turn entered into a charge over 6,077,747 Class B Shares of the Company that it owns in favor of Campus to secure Campus’ agreed-upon minimum return on its investment. Spin-Rich shall be entitled to exercise all voting and/or consensual powers pertaining to the Class B Shares and dividends or other distributions received thereon by Spin-Rich or any part thereof charged in favor of Campus unless and until enforcement event occurs.

Between November 9, 2011 and January 25, 2012, Campus purchased an aggregate of 11,944,600 Class A Shares equivalent of the Company through privately negotiated transactions or in open market transactions. The aggregate consideration paid was RMB 311,505 (US$ 50,000). None of the sellers in the privately negotiated transactions were the employees of the Company.

Management has assessed the accounting treatment for this transaction and believes that it should be accounted for as a share-base compensation pursuant to FASB ASC Topic 718.The fair value of the combined terms of the Participation Agreement was approximately RMB 215,274 (US$ 34,554), which will be recognized as compensation expense on a straight-line basis over a period from January 2012 to October 2015, which is the expected expiration date.RMB60,206(US$9,539) and RMB 53,769 (US$ 8,882) expenses were recognized for the year ended December 31, 2012 and 2013,respectively.